[LOGO]

[THE HARTFORD]

May 1, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

Attention: Division of Investment Management

Re:	Hartford Life Insurance Company Separate Account Two (“Registrant”)
	File No. 333-69485	The Director Series VII/VIIR
	File No. 333-19605	Director Immediate VA

Hartford Life and Annuity Insurance Company Separate Account One (“Registrant”)
	File No. 333-69487	The Director Series VII/VIIR
	File No. 333-91933	The Director Plus Series I/IR
	File No. 333-39620	Director Outlook Series I/IR
	File No. 333-19607	Director Immediate VA

Hartford Life Insurance Company Separate Account Seven (“Registrant”)
	File No. 333-69475	Hartford Leaders Series I/IR

Hartford Life and Annuity Insurance Company Separate Account Seven (“Registrant”)
	File No. 333-76419	Hartford Leaders Series I/IR
	File No. 333-91921	Hartford Leaders Plus Series I/IR
	File No. 333-40410	Hartford Leaders Outlook Series I/IR

Hartford Life Insurance Company Separate Account Ten (“Registrant”)
	File No. 333-69439	PHCM Series VI/VIR

Hartford Life and Annuity Insurance Company Separate Account Ten (“Registrant”)
	File No. 333-69429	PHCM Series VI/VIR

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.                                                   The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.                                                   The text of the Registrant’s most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on April 23, 2012.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 843-2120.

Very truly yours,

/s/ E. L. Gioia

Elizabeth Gioia
Counsel